Earnings Per Share - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Earnings Per Share [Line Items]
Loss attributable to ordinary shareholders, basic	$ (100,929)	$ (240,980)	$ (132,807)
Loss attributable to ordinary shareholders, diluted	$ (100,929)	$ (240,980)	$ (132,807)
Weighted average number ordinary shares outstanding in calculation of earnings per share, basic	163,255,784	132,192,880	131,757,738
Weighted average number ordinary shares outstanding in calculation of earnings per share, diluted	163,255,784	132,192,880	131,757,738
Stock split description	On February 1, 2021 the Board of Directors of the Company approved a stock split of the issued and outstanding A Ordinary and common shares of the Company on a 220 for 1 basis.
Class A Ordinary Shares
Earnings Per Share [Line Items]
Weighted average number ordinary shares outstanding in calculation of earnings per share, basic	163,255,784	132,192,880	131,757,738
Weighted average number ordinary shares outstanding in calculation of earnings per share, diluted	163,255,784	132,192,880	131,757,738